Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounts Receivable
Accounts Receivable

Note 6.    Accounts Receivable

Accounts receivable is mainly from our Mobile Energy Group (formerly Wecast Services) business and consisted of the following:

	September 30,	December 31,
	2019	2018
Accounts receivable, gross	$2,941,348	$19,370,665
Less: allowance for doubtful accounts	(103)	—
Accounts receivable, net	$2,941,245	$19,370,665

The following table outlines the aging of the accounts receivable:

	September 30,	December 31,
	2019	2018
Within 90 days	$2,941,245	$1,219,526
91-180 days	—	633
181-365 days	—	12,385,193
More than 1 year	—	5,765,313
Total	$2,941,245	$19,370,665

The decrease in balance is mainly due to the deconsolidation of Amer as of September 30, 2019  as disclosed in Note 5(h). Our payment term is usually within 180 days upon the receipts of the goods. The Company has reviewed the outstanding balance by customers and concluded that the outstanding balances are collectible.

Note 7.    Accounts Receivable

Accounts receivable is mainly from our Wecast Service business and consisted of the following:

	December 31,	December 31,
	2018	2017
Accounts receivable, gross	$19,370,665	$26,965,731
Less: allowance for doubtful accounts	—	(3,646)
Accounts receivable, net	$19,370,665	$26,962,085

The movement of the allowance for doubtful accounts is as follows:

	December 31,	December 31,
	2018	2017
Balance at the beginning of the year	$3,646	$2,828,796
Additions charged to bad debt expense	—	145,512
Write-off of bad debt allowance	—	(89,851)
Disposal of Zhong Hai Shi Xun	(3,646)	(2,880,811)
Balance at the end of the year	$—	$3,646